POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED OCTOBER 31, 2008 TO THE PROSPECTUS DATED FEBRUARY 29, 2008 OF:

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Footnote 5 to the fee table included in the section entitled "PowerShares Insured California Municipal Bond Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?" is hereby removed and replaced with the following:

(5)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time without notice.

***

Footnote 5 to the fee table included in the section entitled "PowerShares Insured National Municipal Bond Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?" is hereby removed and replaced with the following:

(5)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time without notice.

***

Footnote 5 to the fee table included in the section entitled "PowerShares Insured New York Municipal Bond Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?" is hereby removed and replaced with the following:

(5)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time without notice.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED OCTOBER 31, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2008 OF:

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The first sentence below the chart on page 30 of the section entitled "Management—Investment Advisory Agreement" is hereby removed and replaced with the following:

* The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time without notice.

Please Retain This Supplement For Future Reference.